Note 4 - Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2022	175,645,852	(47,153,033)	128,492,819
- Depreciation for the year	-	(10,757,177)	(10,757,177)
- Vessel acquisitions and improvements	37,802,299	-	37,802,299
- Sale of vessel	(28,079,236)	21,563,318	(6,515,918)
Balance, December 31, 2022	185,368,915	(36,346,892)	149,022,023
- Depreciation for the year	-	(10,966,621)	(10,966,621)
- Vessel acquisitions and improvements	65,472,714	-	65,472,714
Balance, December 31, 2023	250,841,629	(47,313,513)	203,528,116